Earnings per share/ADS	12 Months Ended
Mar. 31, 2022
Earnings per share/ADS
Earnings per share/ADS
9.	Earnings per share/ADS

Following the Share Subdivision and the ADS Ratio Change as detailed in Note 2(a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares.

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury shares. Basic earnings per ADS is derived from the basic earnings per share after the ADS Ratio Change.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Diluted earnings per ADS is derived from the diluted earnings per share after the ADS Ratio Change.

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB, except share
	data and per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	149,263	150,308	61,959
Dilution effect arising from share-based awards issued by subsidiaries and equity method investees	(48)	(55)	(37)
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	149,215	150,253	61,922

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	21,017	21,619	21,558
Adjustments for dilutive RSUs and share options (million shares)	329	363	229
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,346	21,982	21,787
Net income per ordinary share — basic (RMB)	7.10	6.95	2.87
Net income per ordinary share — diluted (RMB)	6.99	6.84	2.84

Earnings per ADS
Net income per ADS — basic (RMB)	56.82	55.63	22.99
Net income per ADS — diluted (RMB)	55.93	54.70	22.74